Average Annual Total Returns{- Fintech Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Fintech Portfolio	FinTech Portfolio Return Before Taxes Past 1 year	FinTech Portfolio Return Before Taxes Past 5 years	FinTech Portfolio Return Before Taxes Past 10 years	FinTech Portfolio After Taxes on Distributions Past 1 year	FinTech Portfolio After Taxes on Distributions Past 5 years	FinTech Portfolio After Taxes on Distributions Past 10 years	FinTech Portfolio After Taxes on Distributions and Sales Past 1 year	FinTech Portfolio After Taxes on Distributions and Sales Past 5 years	FinTech Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	SP062 Past 1 year	SP062 Past 5 years	SP062 Past 10 years
Total	2.23%	11.64%	12.03%	1.69%	10.64%	10.07%	1.60%	9.02%	9.28%	18.40%	15.22%	13.88%	0.11%	10.68%	10.35%